Segmented Information	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Segmented Information

NOTE 5. SEGMENTED INFORMATION

The Corporation operates primarily in Canada, the United States and certain international locations, in two industry segments; Contract Drilling Services and Completion and Production Services. Contract Drilling Services includes drilling rigs, directional drilling, procurement and distribution of oilfield supplies, and the manufacture, sale and repair of drilling equipment. Completion and Production Services includes service rigs, oilfield equipment rental, and camp and catering services.

2019	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$1,399,068	$147,829	$—	$(5,577)	$1,541,320
Operating earnings (loss)	160,997	10,041	(76,461)	—	94,577
Depreciation and amortization	300,882	17,881	14,853	—	333,616
Gain on asset disposals	(46,849)	(3,767)	(125)	—	(50,741)
Loss on asset decommissioning	20,263	—	—	—	20,263
Reversal of impairment of property, plant and equipment	(5,810)	—	—	—	(5,810)
Total assets	2,963,260	152,611	153,969	—	3,269,840
Capital expenditures	154,066	5,448	1,180	—	160,694

2018	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$1,396,492	$150,760	$—	$(6,063)	$1,541,189
Operating loss	(129,965)	(8,998)	(59,110)	—	(198,073)
Depreciation and amortization	341,712	22,801	12,531	—	377,044
Loss (gain) on asset disposals	(7,157)	1,078	(5,305)	—	(11,384)
Impairment of goodwill	207,544	—	—	—	207,544
Total assets	3,301,457	170,113	164,473	—	3,636,043
Capital expenditures	108,610	5,004	12,529	—	126,143

 A reconciliation of operating earnings (loss) to loss before income taxes is as follows:

	2019	2018
Operating earnings (loss)	$94,577	$(198,073)
Add (deduct):
Foreign exchange	(8,722)	4,017
Finance charges	118,453	127,178
Gain on redemption and repurchase of unsecured senior notes	(6,815)	(5,672)
Loss before income taxes	$(8,339)	$(323,596)

The Corporation’s operations are carried on in the following geographic locations:

2019	United States	Canada	International	Total
Revenue	$871,651	$459,377	$210,292	$1,541,320
Total assets	1,560,523	1,133,591	575,726	3,269,840

2018	United States	Canada	International	Total
Revenue	$791,312	$558,746	$191,131	$1,541,189
Total assets	1,772,850	1,269,542	593,651	3,636,043